Quarterly Holdings Report

for

Fidelity® Corporate Bond ETF

November 30, 2019

T12-QTLY-0120

1.9862232.105

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 91.9%

	Principal Amount	Value
COMMUNICATION SERVICES – 6.0%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.:
4.50% 5/15/35 to 3/9/48	$1,468,000	$1,603,466
4.90% 6/15/42	150,000	168,806
5.55% 8/15/41	197,000	239,304
Level 3 Financing, Inc. 3.40% 3/1/27 (a)	725,000	725,616

		2,737,192

Media – 3.5%
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.20% 3/15/28	150,000	159,005
5.375% 5/1/47	474,000	527,926
Comcast Corp.:
4.50% 1/15/43	470,000	555,884
4.95% 10/15/58	330,000	431,023
Cox Communications, Inc. 3.25% 12/15/22 (a)	410,000	421,545
Discovery Communications LLC 4.125% 5/15/29	1,000,000	1,070,475
Fox Corp.:
3.666% 1/25/22 (a)	7,000	7,226
4.03% 1/25/24 (a)	13,000	13,828
4.709% 1/25/29 (a)	19,000	21,563
5.476% 1/25/39 (a)	18,000	22,144
5.576% 1/25/49 (a)	212,000	270,157
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	200,000	208,612
The Walt Disney Co.:
3.00% 9/15/22	27,000	27,837
4.75% 11/15/46	176,000	229,839
Time Warner Cable LLC 4.125% 2/15/21	500,000	508,299
Time Warner Cable, Inc.:
4.50% 9/15/42	53,000	53,078
5.875% 11/15/40	334,000	385,813
7.30% 7/1/38	150,000	192,354

		5,106,608

Wireless Telecommunication Services – 0.6%
Rogers Communications, Inc. 4.30% 2/15/48	100,000	112,769
Vodafone Group PLC 4.375% 5/30/28	650,000	722,264

		835,033

TOTAL COMMUNICATION SERVICES		8,678,833

CONSUMER DISCRETIONARY – 7.5%
Automobiles – 1.0%
General Motors Co.:
5.40% 4/1/48	60,000	60,922

	Principal Amount	Value
5.95% 4/1/49	$120,000	$130,345
Volkswagen Group of America Finance LLC:
2.70% 9/26/22 (a)	650,000	656,059
4.75% 11/13/28 (a)	550,000	622,622

		1,469,948

Diversified Consumer Services – 0.5%
Ingersoll-Rand Luxembourg Finance S.A.:
3.50% 3/21/26	250,000	260,760
3.80% 3/21/29	450,000	480,645

		741,405

Hotels, Restaurants & Leisure – 1.8%
Marriott International, Inc. 2.125% 10/3/22	645,000	644,563
McDonald’s Corp.:
3.625% 9/1/49	600,000	611,762
4.875% 12/9/45	510,000	625,906
Starbucks Corp.:
3.80% 8/15/25	410,000	441,541
4.45% 8/15/49	250,000	290,085

		2,613,857

Household Durables – 0.9%
DR Horton, Inc.:
2.50% 10/15/24	674,000	674,092
2.55% 12/1/20	97,000	97,294
Lennar Corp. 4.875% 12/15/23	315,000	336,656
Toll Brothers Finance Corp. 4.375% 4/15/23	227,000	236,647

		1,344,689

Internet & Direct Marketing Retail – 0.6%
Expedia Group, Inc. 3.25% 2/15/30 (a)	850,000	828,633

Leisure Products – 0.5%
Hasbro, Inc. 3.55% 11/19/26	730,000	733,046

Multiline Retail – 0.6%
Dollar Tree, Inc. 4.00% 5/15/25	770,000	812,508

Specialty Retail – 1.6%
AutoZone, Inc. 3.125% 4/18/24	550,000	570,063
Lowe’s Cos., Inc.:
3.65% 4/5/29	550,000	589,487
4.375% 9/15/45	300,000	332,779
O’Reilly Automotive, Inc.:
3.90% 6/1/29	250,000	274,164
4.35% 6/1/28	350,000	391,237

2

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
The Home Depot, Inc. 3.90% 6/15/47	$200,000	$228,105

		2,385,835

TOTAL CONSUMER DISCRETIONARY		10,929,921

CONSUMER STAPLES – 7.0%
Beverages – 2.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.:
3.65% 2/1/26	400,000	428,755
4.70% 2/1/36	150,000	174,653
Anheuser-Busch InBev Finance, Inc.:
4.70% 2/1/36	183,000	213,076
4.90% 2/1/46	698,000	831,477
Anheuser-Busch InBev Worldwide, Inc.
4.90% 1/23/31	250,000	298,978
Constellation Brands, Inc.
3.15% 8/1/29	550,000	555,569
Molson Coors Brewing Co.:
3.00% 7/15/26	550,000	553,007
5.00% 5/1/42	250,000	270,680

		3,326,195

Food & Staples Retailing – 1.1%
CVS Health Corp.:
2.75% 12/1/22	250,000	253,764
3 month U.S. LIBOR + 0.720% 2.822% 3/9/21 (b)(c)	180,000	180,849
4.78% 3/25/38	208,000	236,263
4.875% 7/20/35	134,000	153,710
5.05% 3/25/48	500,000	591,565
5.125% 7/20/45	147,000	173,672

		1,589,823

Food Products – 1.2%
Conagra Brands, Inc. 4.60% 11/1/25	725,000	797,628
Kraft Heinz Foods Co. 3.75% 4/1/30 (a)	850,000	869,530

		1,667,158

Tobacco – 2.4%
Altria Group, Inc.:
2.85% 8/9/22	182,000	184,620
4.25% 8/9/42	55,000	55,361
4.40% 2/14/26	250,000	270,363
4.80% 2/14/29	325,000	359,311
BAT Capital Corp.:
2.764% 8/15/22	500,000	505,451
3.557% 8/15/27	150,000	152,789

	Principal Amount	Value
Imperial Brands Finance PLC:
3.50% 7/26/26 (a)	$550,000	$549,602
4.25% 7/21/25 (a)	250,000	262,372
Reynolds American, Inc.:
4.45% 6/12/25	376,000	402,616
4.85% 9/15/23	750,000	810,409

		3,552,894

TOTAL CONSUMER STAPLES		10,136,070

ENERGY – 8.7%
Energy Equipment & Services – 0.8%
DCP Midstream Operating LP:
3.875% 3/15/23	450,000	456,750
5.125% 5/15/29	365,000	370,475
5.85% 5/21/43 (a)(c)	352,000	323,840

		1,151,065

Oil, Gas & Consumable Fuels – 7.9%
Apache Corp. 4.25% 1/15/44	113,000	99,096
Boardwalk Pipelines LP 3.375% 2/1/23	482,000	490,379
Canadian Natural Resources Ltd.:
3.90% 2/1/25	458,000	485,645
4.95% 6/1/47	134,000	158,457
Cenovus Energy, Inc.:
3.00% 8/15/22	285,000	288,205
4.25% 4/15/27	722,000	758,121
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	275,000	307,367
ConocoPhillips 6.50% 2/1/39	229,000	333,046
ConocoPhillips Holding Co. 6.95% 4/15/29	196,000	265,381
Continental Resources, Inc. 5.00% 9/15/22	145,000	145,825
Enbridge, Inc.:
4.25% 12/1/26	14,000	15,261
5.50% 12/1/46	114,000	142,953
Encana Corp.:
7.20% 11/1/31	228,000	278,376
8.125% 9/15/30	134,000	170,786
Energy Transfer Operating LP:
4.20% 9/15/23	514,000	537,547
4.95% 6/15/28	48,000	51,643
5.80% 6/15/38	127,000	143,368
6.00% 6/15/48	17,000	19,393
Enterprise Products Operating LLC:
4.85% 3/15/44	176,000	201,311
4.90% 5/15/46	155,000	178,455
EQT Corp. 2.50% 10/1/20	59,000	58,911

3

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Hess Corp. 6.00% 1/15/40	$425,000	$491,138
Marathon Petroleum Corp. 4.75% 9/15/44	250,000	272,556
MPLX LP 4.875% 12/1/24	30,000	32,458
Newfield Exploration Co. 5.625% 7/1/24	300,000	327,236
Occidental Petroleum Corp.:
2.60% 8/13/21	29,000	29,143
2.70% 8/15/22	26,000	26,215
3 month U.S. LIBOR + 0.950% 2.854% 2/8/21 (b)(c)	96,000	96,633
2.90% 8/15/24	86,000	86,405
3 month U.S. LIBOR + 1.250% 3.155% 8/13/21 (b)(c)	111,000	111,650
3.20% 8/15/26	12,000	12,070
3 month U.S. LIBOR + 1.450% 3.36% 8/15/22 (b)(c)	538,000	541,209
3.45% 7/15/24	440,000	445,664
4.30% 8/15/39	5,000	5,059
4.40% 8/15/49	405,000	411,277
Petroleos Mexicanos:
5.35% 2/12/28	394,000	381,589
6.49% 1/23/27 (a)	85,000	89,462
6.50% 3/13/27	200,000	209,297
6.875% 8/4/26	75,000	81,113
Plains All American Pipeline LP / PAA Finance Corp.:
3.65% 6/1/22	123,000	125,824
3.85% 10/15/23	245,000	253,037
4.65% 10/15/25	300,000	318,772
Spectra Energy Partners LP 3.375% 10/15/26	138,000	142,689
Suncor Energy, Inc. 6.85% 6/1/39	86,000	121,535
Sunoco Logistics Partners Operations LP:
4.00% 10/1/27	222,000	226,317
4.25% 4/1/24	200,000	208,632
5.40% 10/1/47	96,000	101,090
The Williams Companies., Inc. 5.75% 6/24/44	427,000	489,402
TransCanada PipeLines Ltd. 4.875% 5/15/48	300,000	350,808
Western Midstream Operating LP 5.375% 6/1/21	394,000	405,657

		11,523,463

TOTAL ENERGY		12,674,528

	Principal Amount	Value
FINANCIALS – 30.7%
Banks – 14.0%
Bank of America Corp.:
2.816% 7/21/23 (c)	$1,025,000	$1,040,246
3.194% 7/23/30 (c)	250,000	258,207
3.458% 3/15/25 (c)	285,000	297,283
3.705% 4/24/28 (c)	222,000	236,806
4.20% 8/26/24	227,000	243,233
4.25% 10/22/26	540,000	590,351
4.45% 3/3/26	50,000	54,891
Bank of Ireland Group PLC 4.50% 11/25/23 (a)	600,000	635,538
Barclays PLC:
3.684% 1/10/23	400,000	408,823
4.836% 5/9/28	415,000	443,148
5.088% 6/20/30 (c)	200,000	218,140
BBVA USA 2.875% 6/29/22	500,000	507,588
BPCE SA 4.875% 4/1/26 (a)	500,000	548,303
Citibank N.A. 3.65% 1/23/24	260,000	275,013
Citigroup, Inc.:
4.05% 7/30/22	352,000	367,717
4.30% 11/20/26	750,000	816,797
4.40% 6/10/25	1,420,000	1,533,920
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	600,000	623,051
4.35% 8/1/25	129,000	137,473
Cooperatieve Rabobank UA:
3.75% 7/21/26	700,000	730,924
4.625% 12/1/23	400,000	431,889
Credit Suisse Group AG 2.593% 9/11/25 (a)(c)	351,000	350,431
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	277,756
Danske Bank A/S 3.001% 9/20/22 (a)(c)	650,000	654,504
Fifth Third Bancorp 8.25% 3/1/38	300,000	462,101
HSBC Holdings PLC 4.041% 3/13/28 (c)	300,000	319,060
JPMorgan Chase & Co.:
4.125% 12/15/26	264,000	288,772
4.95% 6/1/45	176,000	222,044
Lloyds Banking Group PLC:
2.858% 3/17/23 (c)	700,000	707,016
2.907% 11/7/23 (c)	500,000	505,473
Royal Bank of Canada 2.55% 7/16/24	700,000	709,616

4

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Royal Bank of Scotland Group PLC 6.00% 12/19/23	$360,000	$398,361
Santander Holdings USA, Inc.:
3.40% 1/18/23	482,000	493,950
3.50% 6/7/24	450,000	462,040
Standard Chartered PLC 3.785% 5/21/25 (a)(c)	500,000	517,993
Synchrony Bank 3.00% 6/15/22	550,000	557,614
Synovus Financial Corp. 3.125% 11/1/22	351,000	354,440
The Bank of Nova Scotia 4.50% 12/16/25	264,000	287,800
UBS Group Funding Switzerland AG 3.491% 5/23/23 (a)	650,000	667,752
Wells Fargo & Co. 4.65% 11/4/44	176,000	210,523
Wells Fargo Bank N.A. 2.082% 9/9/22 (c)	650,000	649,312
Zions Bancorp N.A. 3.25% 10/29/29	900,000	889,966

		20,385,865

Capital Markets – 4.5%
Ares Capital Corp.:
4.20% 6/10/24	300,000	310,829
4.25% 3/1/25	352,000	364,022
Credit Suisse Group AG:
3.574% 1/9/23 (a)	250,000	256,120
3.869% 1/12/29 (a)(c)	250,000	267,252
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (c)	616,000	625,944
3.50% 11/16/26	170,000	177,415
3.75% 2/25/26	222,000	235,563
4.223% 5/1/29 (c)	350,000	385,500
Morgan Stanley:
3.625% 1/20/27	176,000	187,606
4.35% 9/8/26	415,000	454,077
4.431% 1/23/30 (c)	400,000	451,130
4.875% 11/1/22	710,000	761,238
5.00% 11/24/25	500,000	562,824
S&P Global, Inc.:
2.50% 12/1/29	725,000	728,766
4.00% 6/15/25	142,000	154,161
The Goldman Sachs Group, Inc. 3.75% 5/22/25	134,000	141,692
UBS Group AG 3.126% 8/13/30 (a)(c)	500,000	507,537

		6,571,676

	Principal Amount	Value
Consumer Finance – 3.5%
Ally Financial, Inc. 4.125% 2/13/22	$500,000	$514,143
Capital One Financial Corp.:
3.20% 2/5/25	400,000	412,799
3.90% 1/29/24	600,000	633,611
Discover Bank 2.45% 9/12/24	650,000	648,912
Discover Financial Services:
4.50% 1/30/26	48,000	52,422
5.20% 4/27/22	343,000	365,747
Ford Motor Credit Co. LLC:
3.336% 3/18/21	500,000	502,711
3.339% 3/28/22	300,000	301,846
4.063% 11/1/24	350,000	351,787
5.875% 8/2/21	602,000	630,285
Synchrony Financial:
3.75% 8/15/21	550,000	561,495
4.375% 3/19/24	24,000	25,431

		5,001,189

Diversified Financial Services – 5.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	700,000	716,697
AIB Group PLC:
4.263% 4/10/25 (a)(c)	250,000	263,968
4.75% 10/12/23 (a)	625,000	668,066
Blackstone Holdings Finance Co. LLC 3.50% 9/10/49 (a)	625,000	628,543
BNP Paribas S.A. 4.25% 10/15/24	500,000	530,211
Citigroup, Inc. 2.312% 11/4/22 (c)	400,000	400,807
Credit Agricole S.A. 2.375% 1/22/25 (a)	350,000	348,940
Deutsche Bank AG 2.70% 7/13/20	394,000	393,997
GE Capital International Funding Co. Unlimited Co.:
2.342% 11/15/20	250,000	249,738
4.418% 11/15/35	350,000	376,738
General Motors Financial Co., Inc.:
3.25% 1/5/23	250,000	254,066
5.10% 1/17/24	300,000	324,223
HSBC USA, Inc. 5.00% 9/27/20	300,000	307,050
International Lease Finance Corp. 4.625% 4/15/21	352,000	363,384
Mitsubishi UFJ Financial Group, Inc. 3.761% 7/26/23	750,000	788,304
Moody’s Corp. 2.75% 12/15/21	11,000	11,154

5

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (a)	$800,000	$849,680

		7,475,566

Insurance – 3.6%
American International Group, Inc.:
4.50% 7/16/44	414,000	472,745
5.75% 4/1/48 (c)	352,000	386,297
AXA Equitable Holdings, Inc.:
3.90% 4/20/23	325,000	340,387
4.35% 4/20/28	500,000	537,178
Fairfax Financial Holdings Ltd. 4.85% 4/17/28	250,000	271,043
Marsh & McLennan Cos., Inc.:
4.05% 10/15/23	210,000	223,028
4.375% 3/15/29	40,000	45,305
4.90% 3/15/49	37,000	46,913
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	372,000	371,385
Pacific LifeCorp. 5.125% 1/30/43 (a)	270,000	319,026
Principal Financial Group, Inc. 3.70% 5/15/29	77,000	83,799
The Hartford Financial Services Group, Inc. 3.60% 8/19/49	400,000	404,484
Unum Group 4.00% 3/15/24	601,000	634,306
Voya Financial, Inc.:
3.65% 6/15/26	222,000	234,433
4.70% 1/23/48 (c)	362,000	347,520
4.80% 6/15/46	176,000	204,278
5.70% 7/15/43	56,000	70,573
Willis North America, Inc. 3.60% 5/15/24	280,000	292,304

		5,285,004

TOTAL FINANCIALS		44,719,300

HEALTH CARE – 8.0%
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories 4.75% 11/30/36	177,000	220,369
Allergan Sales LLC 5.00% 12/15/21 (a)	290,000	303,542
DH Europe Finance II Sarl:
2.60% 11/15/29	581,000	583,444
3.40% 11/15/49	700,000	720,748

	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	$694,000	$706,510

		2,534,613

Health Care Providers & Services – 2.3%
Centene Corp.:
4.25% 12/15/27 (a)(d)	140,000	144,025
4.625% 12/15/29 (a)(d)	220,000	230,725
4.75% 1/15/25 (a)(d)	110,000	114,277
Cigna Corp.:
4.125% 11/15/25	925,000	998,094
4.375% 10/15/28	315,000	349,429
4.80% 8/15/38	190,000	219,829
4.90% 12/15/48	40,000	47,382
HCA, Inc.:
4.125% 6/15/29	195,000	205,433
5.125% 6/15/39	190,000	210,152
5.25% 6/15/49	230,000	258,834
UnitedHealth Group, Inc.:
3.75% 7/15/25 to 10/15/47	356,000	383,796
4.75% 7/15/45	198,000	245,507

		3,407,483

Pharmaceuticals – 4.0%
AbbVie, Inc. 2.95% 11/21/26 (a)	715,000	721,715
Allergan Funding SCS 4.55% 3/15/35	141,000	153,579
AstraZeneca PLC 6.45% 9/15/37	300,000	423,466
Bayer US Finance II LLC:
4.25% 12/15/25 (a)	327,000	350,752
4.875% 6/25/48 (a)	325,000	371,258
Bristol-Myers Squibb Co.:
3.20% 6/15/26 (a)	390,000	409,895
3.90% 2/20/28 (a)	500,000	547,546
4.125% 6/15/39 (a)	112,000	129,395
4.25% 10/26/49 (a)	390,000	463,175
Elanco Animal Health, Inc.:
3.912% 8/27/21	161,000	165,094
4.272% 8/28/23	514,000	538,117
4.90% 8/28/28	384,000	415,225
Mylan N.V. 3.95% 6/15/26	500,000	520,022
Mylan, Inc. 4.55% 4/15/28	529,000	567,428

		5,776,667

TOTAL HEALTH CARE		11,718,763

6

Nonconvertible Bonds – continued

	Principal Amount	Value
INDUSTRIALS – 5.3%
Aerospace & Defense – 1.1%
Lockheed Martin Corp.:
3.35% 9/15/21	$750,000	$767,899
4.09% 9/15/52	146,000	171,774
Northrop Grumman Corp.:
2.93% 1/15/25	330,000	339,034
4.03% 10/15/47	290,000	325,373

		1,604,080

Air Freight & Logistics – 0.1%
FedEx Corp. 4.05% 2/15/48	160,000	156,701

Airlines – 1.0%
American Airlines Pass Through Trust:
3.70% 4/15/27	632,862	642,618
3.75% 4/15/27	217,334	220,095
3.85% 8/15/29	231,000	234,585
Delta Air Lines, Inc. 3.40% 4/19/21	104,000	105,319
United Airlines Pass Through Trust:
3.50% 11/1/29	199,000	200,492
4.60% 9/1/27	117,610	122,237

		1,525,346

Electrical Equipment – 0.2%
Rockwell Automation, Inc. 3.50% 3/1/29	270,000	293,268

Industrial Conglomerates – 0.6%
Roper Technologies, Inc.:
2.95% 9/15/29	500,000	505,136
3.65% 9/15/23	277,000	291,173
3.80% 12/15/26	61,000	65,142

		861,451

Machinery – 0.8%
Caterpillar, Inc. 3.25% 9/19/49	455,000	464,991
Deere & Co. 2.875% 9/7/49	126,000	121,677
John Deere Capital Corp. 2.35% 1/8/21	600,000	602,874

		1,189,542

Road & Rail – 0.9%
Burlington Northern Santa Fe LLC 4.70% 9/1/45	500,000	614,628
CSX Corp. 4.75% 11/15/48	600,000	737,520

		1,352,148

Trading Companies & Distributors – 0.6%
Air Lease Corp.:
2.25% 1/15/23	29,000	28,890

	Principal Amount	Value
3.25% 3/1/25	$750,000	$769,973

		798,863

TOTAL INDUSTRIALS		7,781,399

INFORMATION TECHNOLOGY – 2.9%
IT Services – 0.5%
Fiserv, Inc. 3.50% 7/1/29	252,000	264,728
International Business Machines Corp. 4.25% 5/15/49	390,000	447,412
The Western Union Co. 2.85% 1/10/25	66,000	65,873

		778,013

Semiconductors & Semiconductor Equipment – 1.0%
Applied Materials, Inc. 4.35% 4/1/47	222,000	270,183
Micron Technology, Inc.:
4.185% 2/15/27	250,000	262,923
4.64% 2/6/24	887,000	952,442

		1,485,548

Software – 0.2%
Oracle Corp. 4.30% 7/8/34	225,000	262,630

Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc.:
3.75% 9/12/47	250,000	279,286
4.65% 2/23/46	150,000	188,884
Dell International LLC / EMC Corp.:
4.00% 7/15/24 (a)	450,000	469,868
4.42% 6/15/21 (a)	446,000	459,238
6.02% 6/15/26 (a)	334,000	381,665

		1,778,941

TOTAL INFORMATION TECHNOLOGY		4,305,132

MATERIALS – 1.4%
Chemicals – 1.0%
Nutrien Ltd. 4.00% 12/15/26	350,000	374,294
The Dow Chemical Co.:
3.625% 5/15/26	390,000	407,373
4.55% 11/30/25	97,000	107,159
The Mosaic Co. 3.25% 11/15/22	400,000	408,838
The Sherwin-Williams Co. 2.75% 6/1/22	194,000	197,073

		1,494,737

Containers & Packaging – 0.2%
Avery Dennison Corp. 4.875% 12/6/28	275,000	313,396

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Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
MATERIALS – continued
Metals & Mining – 0.2%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(c)	$200,000	$234,310

TOTAL MATERIALS		2,042,443

REAL ESTATE – 4.4%
Equity Real Estate Investment Trusts (REITs) – 2.7%
Alexandria Real Estate Equities, Inc. 4.70% 7/1/30	75,000	86,951
Brixmor Operating Partnership LP 4.125% 5/15/29	85,000	91,722
Camden Property Trust 3.15% 7/1/29	500,000	522,344
Hudson Pacific Properties LP 3.95% 11/1/27	422,000	443,483
Kimco Realty Corp. 3.30% 2/1/25	269,000	278,506
Lexington Realty Trust 4.40% 6/15/24	227,000	236,752
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	500,000	501,298
4.375% 8/1/23	248,000	263,828
4.50% 1/15/25	176,000	186,440
Simon Property Group LP 2.45% 9/13/29	650,000	639,193
SITE Centers Corp. 4.625% 7/15/22	98,000	102,245
Welltower, Inc.:
4.125% 3/15/29	300,000	327,018
4.50% 1/15/24	300,000	324,057

		4,003,837

Real Estate Management & Development – 1.7%
Brandywine Operating Partnership LP 3.95% 2/15/23	500,000	519,297
Corporate Office Properties LP:
3.60% 5/15/23	176,000	179,941
3.70% 6/15/21	373,000	377,094
Mack-Cali Realty LP 4.50% 4/18/22	227,000	230,369
Tanger Properties LP 3.125% 9/1/26	1,020,000	1,004,471
Ventas Realty LP:
2.65% 1/15/25	65,000	65,254
3.00% 1/15/30	87,000	86,406

		2,462,832

TOTAL REAL ESTATE		6,466,669

UTILITIES – 10.0%
Electric Utilities – 3.6%
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,143,000	1,187,396

	Principal Amount	Value
DPL, Inc. 7.25% 10/15/21	$131,000	$136,240
Duke Energy Indiana LLC 4.90% 7/15/43	88,000	110,347
Emera US Finance LP 3.55% 6/15/26	707,000	737,299
Exelon Corp.:
3.497% 6/1/22	645,000	661,395
3.95% 6/15/25	30,000	32,230
FirstEnergy Corp. 3.90% 7/15/27	350,000	374,513
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	134,000	144,547
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	52,296
Puget Energy, Inc.:
3.65% 5/15/25	714,000	740,739
5.625% 7/15/22	300,000	320,882
Xcel Energy, Inc. 3.50% 12/1/49	671,000	680,657

		5,178,541

Gas Utilities – 0.6%
Dominion Energy Gas Holdings LLC 3.00% 11/15/29	656,000	654,115
Southern Co. Gas Capital Corp. 4.40% 5/30/47	176,000	198,476

		852,591

Independent Power and Renewable Electricity Producers – 0.5%
AIA Group Ltd. 3.60% 4/9/29 (a)	650,000	687,534

Multi-Utilities – 5.3%
Ameren Corp. 2.50% 9/15/24	1,000,000	1,001,810
Dominion Energy, Inc.:
2.715% 8/15/21	155,000	155,997
3.071% 8/15/24	750,000	768,483
4.104% 4/1/21	222,000	227,200
4.25% 6/1/28	525,000	581,114
Duke Energy Corp. 4.20% 6/15/49	375,000	419,228
Edison International 3.55% 11/15/24	725,000	730,353
Nevada Power Co. 3.70% 5/1/29	260,000	283,653
NextEra Energy Capital Holdings, Inc.:
2.75% 11/1/29	650,000	647,748
3.25% 4/1/26	750,000	783,208
NiSource, Inc.:
2.65% 11/17/22	127,000	128,425
3.49% 5/15/27	176,000	184,517
4.80% 2/15/44	200,000	235,210

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Nonconvertible Bonds – continued

	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
Public Service Enterprise Group, Inc. 2.65% 11/15/22	$99,000	$100,418
Sempra Energy:
3.75% 11/15/25	1,000,000	1,060,384
3.80% 2/1/38	280,000	288,521
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	196,000	204,927

		7,801,196

TOTAL UTILITIES		14,519,862

TOTAL NONCONVERTIBLE BONDS (Cost $128,931,317)		133,972,920

U.S. Treasury Obligations – 5.6%
U.S. Treasury Bonds 2.50% 2/15/46	6,559,000	6,936,399
U.S. Treasury Notes 1.50% 8/15/26	1,257,000	1,239,225

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,703,803)		8,175,624

Municipal Securities – 0.3%
State of California 7.550% 4/1/39 (Cost $422,189)	280,000	454,359

Foreign Government and Government Agency Obligations – 0.2%
Qatar Government International Bond 3.375% 3/14/24 (a) (Cost $259,752)	260,000	271,781

Asset-Backed Securities – 0.1%

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (a) (Cost $127,387)	$127,388	$132,113

Money Market Fund – 2.0%

	Shares
Fidelity Cash Central Fund, 1.61% (e) (Cost $2,853,060)	2,852,572	2,853,143

TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $140,297,508)		145,859,940

NET OTHER ASSETS (LIABILITIES) – (0.1%)		(128,696)

NET ASSETS – 100.0%		$145,731,244

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,143,188 or 14.5% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,902

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments

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Schedule of Investments (Unaudited) – continued

into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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